UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-984-3802

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1.     REPORTS TO SHAREHOLDERS.

Semi-Annual Report 2016
November 30, 2016
(Unaudited)

Goodwood SMID Long/Short Fund

Advisor Class Shares
Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Goodwood SMID Long/Short Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Goodwood SMID Long/Short Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27809. There is no affiliation between the Goodwood SMID Long/Short Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Goodwood SMID Long-Short Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Common Stock Risk, Market Risk, Portfolio Turnover Risk, Small-Cap and Mid-Cap Securities Risk, Investment Advisor Risk, and Operating Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting goodwood-funds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2017.

For More Information on Your Goodwood SMID Long/Short Fund:

See Our Web site @ goodwood-funds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Goodwood SMID Long/Short Fund

Schedule of Investments
(Unaudited)

As of November 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 90.66%

Consumer Discretionary - 8.47%
*	Conn's, Inc.	15,000	$168,750
*	GoPro, Inc.	42,500	424,150
*	La Quinta Holdings, Inc.	26,500	321,710
*	Malibu Boats, Inc.	17,500	318,500
	Polaris Industries, Inc.	4,000	347,440
*	TravelCenters of America LLC	35,000	231,000
			1,811,550
Energy - 3.85%
*	Cloud Peak Energy, Inc.	80,000	459,200
*	Matrix Service Co.	17,500	364,875
			824,075
Financials - 1.81%
	Artisan Partners Asset Management, Inc.	13,000	387,400
			387,400
Health Care - 16.70%
*	Aratana Therapeutics, Inc.	55,000	392,150
*	Collegium Pharmaceutical, Inc.	30,000	496,800
*	Endo International PLC	17,500	280,175
*	Flexion Therapeutics, Inc.	22,000	363,000
*	Heron Therapeutics, Inc.	32,500	498,875
*	Lannett, Inc.	17,500	400,750
*	MEI Pharma, Inc.	150,000	231,000
	Perrigo Company PLC	5,000	431,700
	Seaspine Holdings Corp.	23,302	163,114
*	Valeant Pharmaceuticals International, Inc.	20,000	315,800
			3,573,364
Industrials - 33.47%
*	Anixter International, Inc.	5,000	390,750
	CDI Corp.	55,200	397,440
	Celadon Group, Inc.	55,000	442,750
	Chicago Bridge & Iron Co. NV	15,000	502,650
*	Colfax Corp.	10,000	376,100
	Douglas Dynamics, Inc.	10,000	319,500
	Flowserve Corp.	10,000	474,500
*	Generac Holdings, Inc.	7,000	286,860
*	Genesee & Wyoming, Inc.	8,000	611,200
	H&E Equipment Services, Inc.	32,500	598,325
*	Kirby Corp.	9,000	571,050
*	Kratos Defense & Security Solutions, Inc.	55,000	402,600
	L-3 Communications Holdings, Inc.	3,500	552,195
*	Manitex International, Inc.	1	5

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
*	Northwest Pipe Co.			15,000	$262,800
*	Spirit Airlines, Inc.			10,000	556,000
	Triumph Group, Inc.			15,000	417,000
					7,161,725
Information Technology - 5.43%
	FLIR Systems, Inc.			12,500	448,875
	Knowles Corporation			30,000	480,900
*	Liquidity Services, Inc.			25,191	231,757
					1,161,532
Materials - 20.93%
	CF Industries Holdings, Inc.			12,500	361,750
	Domtar Corp.			11,000	431,970
	Eagle Materials, Inc.			3,000	291,600
	Huntsman Corp.			22,500	438,300
	Kapstone Paper & Packaging Corp.			20,000	408,600
	Methanex Corp.			20,000	880,000
	Rayonier Advanced Materials, Inc.			30,000	416,400
*	Timkensteel Corp.			23,000	363,400
	Westlake Chemical Corporation			15,000	887,550
					4,479,570

	Total Common Stocks (Cost $18,591,398)				19,399,216

UNITED STATES TREASURY BILLS - 9.34%		Principal	Yield	Maturity Date
* †	United States Treasury Bill	$1,000,000	0.00%	1/19/2017	999,542
* †	United States Treasury Bill	1,000,000	0.00%	2/23/2017	998,932

	Total United States Treasury Bills (Cost $1,998,628)				1,998,474

LIMITED PARTNERSHIPS - 5.15%				Shares
*	Hi-Crush Partners LP			8,400	128,100
	Plains All American Pipeline LP			17,500	576,625
	Sunoco LP			16,500	397,650

	Total Limited Partnerships (Cost $1,000,785)				1,102,375

SHORT-TERM INVESTMENT - 4.90%
	Money Market Fiduciary Portfolio, 0.01% §			1,048,310	1,048,310

	Total Short-Term Investment (Cost $1,048,310)				1,048,310
					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016
					Value (Note 1)

CALL OPTIONS PURCHASED - 1.18%		Contracts (a)	Exercise Price	Expiration Date
*	CF Industries Holdings, Inc.	300	$32.00	1/20/2017	$25,500
*	CF Industries Holdings, Inc.	350	30.00	12/16/2016	23,450
*	Cloud Peak Energy, Inc.	300	7.50	2/17/2017	13,500
*	Cypress Semiconductor	500	14.00	12/16/2016	1,250
*	Flowserve Corp.	250	50.00	1/20/2017	21,250
*	GoPro, Inc.	500	17.00	12/16/2016	750
*	GoPro, Inc.	1,250	11.00	12/16/2016	27,500
*	H&E Equipment Services, Inc.	200	20.00	1/20/2017	14,000
*	Knowles Corporation	750	17.50	12/16/2016	13,125
*	Lannett, Inc.	350	35.00	12/16/2016	1,750
*	Liquidity Services, Inc.	1,000	12.50	12/16/2016	5,000
*	MEI Pharma, Inc.	2,450	2.50	12/16/2016	12,250
*	Northwest Pipe Co.	200	20.00	1/20/2017	6,500
*	Stericycle, Inc.	150	80.00	1/20/2017	9,000
*	Sunoco LP	1,000	27.50	12/16/2016	7,500
*	Teekay Corp.	1,000	10.00	1/20/2017	25,000
*	Teva Pharmaceutical Industries Ltd.	500	45.00	12/16/2016	2,000
*	Valeant Pharmaceuticals International, Inc.	500	40.00	1/20/2017	2,500
*	Westlake Chemical Corporation	250	60.00	12/16/2016	30,625
*	Wynn Resorts Ltd.	500	125.00	12/16/2016	10,000

	Total Call Options Purchased (Cost $679,292)				252,450

PUT OPTIONS PURCHASED - 2.10%
*	Anixter International, Inc.	75	75.00	12/16/2016	5,813
*	Aratana Therapeutics, Inc.	250	7.50	12/16/2016	22,500
*	Atmos Energy Corporation	250	70.00	1/20/2017	32,500
*	Barrick Gold Corp.	300	14.00	12/16/2016	7,500
*	CDI Corp.	450	7.50	12/16/2016	18,000
*	Coeur Mining, Inc.	500	9.00	12/16/2016	13,750
*	Cryolife Corp.	200	20.00	1/20/2017	25,000
*	Douglas Dynamics, Inc.	100	30.00	1/20/2017	4,750
*	Drew Industries, Inc.	200	95.00	12/16/2016	5,500
*	Eagle Materials, Inc.	50	90.00	12/16/2016	2,500
*	Endo International PLC	100	16.00	12/16/2016	8,750
*	Equinix, Inc.	50	330.00	12/16/2016	24,000
*	FiServ, Inc.	200	100.00	1/20/2017	24,000
*	FLIR Systems, Inc.	125	35.00	12/16/2016	4,688
*	Generac Holdings, Inc.	50	40.00	12/16/2016	3,250
*	Genesee & Wyoming, Inc.	75	75.00	12/16/2016	9,187
*	H&E Equipment Services, Inc.	200	17.50	12/16/2016	7,000
*	Hecla Mining Corp.	750	5.00	1/20/2017	9,750
*	Huntsman Corp.	200	16.00	12/16/2016	500
*	Huntsman Corp.	100	19.00	12/16/2016	4,500
					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016
					Value (Note 1)

PUT OPTIONS PURCHASED - CONTINUED		Contracts (a)	Exercise Price	Expiration Date
*	iShares Russell 2000 Value ETF	300	114.00	12/16/2016	$39,750
*	Kapstone Paper & Packaging Corp.	100	20.00	12/16/2016	5,250
*	Knowles Corporation	200	15.00	12/16/2016	5,000
*	L-3 Communications Holdings, Inc.	25	150.00	12/16/2016	1,625
*	Lamar Advertising Co.	300	57.50	12/16/2016	6,000
*	Lamar Advertising Co.	250	65.00	12/16/2016	20,000
*	Lannett, Inc.	100	17.50	12/16/2016	1,250
*	Malibu Boats, Inc.	150	17.50	12/16/2016	3,750
*	Methanex Corp.	150	40.00	12/16/2016	6,375
*	Middleby Corp.	100	130.00	12/16/2016	9,250
*	Newmont Mining Corp.	300	30.00	12/16/2016	11,700
*	Olin Corp.	350	24.00	12/2/2016	7,000
*	Olin Corp.	500	25.00	12/2/2016	5,000
*	Perrigo Company PLC	50	83.00	12/16/2016	5,500
*	Plains All American Pipeline LP	100	30.00	12/16/2016	2,000
*	Quaker Chemical Corp.	100	115.00	12/16/2016	2,750
*	Scotts Miracle-Gro Company	200	90.00	12/16/2016	20,000
*	Spirit Airlines, Inc.	75	52.50	12/16/2016	3,750
*	Stryker Corp.	250	105.00	12/16/2016	6,875
*	Teck Resources, Ltd.	300	20.00	12/16/2016	3,300
*	Teck Resources, Ltd.	100	25.00	12/16/2016	10,700
*	The Chemours Company	300	22.00	12/16/2016	6,750
*	Timkensteel Corp.	200	15.00	12/16/2016	11,500
*	United States Steel Corporation	100	19.00	12/16/2016	750
*	United States Steel Corporation	150	28.00	12/2/2016	225
*	Westlake Chemical Corporation	150	50.00	12/16/2016	3,750
*	Zagg, Inc.	250	5.00	12/16/2016	1,250
*	Zagg, Inc.	250	7.00	12/16/2016	13,750

	Total Put Options Purchased (Cost $788,773)				448,238

Total Value of Investments (Cost $24,107,186) - 113.33%					$24,249,063

Total Value of Securities Sold Short (Proceeds $6,968,802) - (32.64)%					(6,983,674)

Total Value of Options Written (Premiums Received $30,059) - (0.15)%					(32,500)

Other Assets Less Liabilities - 19.46%					4,164,859

Net Assets - 100.00%					$21,397,748

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016

*	Non-income producing investment
§	Represents 7 day effective yield
(a)	Each contract is equivalent to 100 shares of the underlying common stock.
†	All or a portion of security is segregated as collateral
	for securities sold short and options written

The following abbreviations or acronyms are used in this portfolio:
	LP - Limited Partnership
	LLC - Limited Liability Company
	PLC - Public Limited Company
	NV - Netherlands security

	Summary of Investments	% of Net
	by Sector	Assets	Value
	Consumer Discretionary	8.47%	$1,811,550
	Energy	3.85%	824,075
	Financials	1.81%	387,400
	Health Care	16.70%	3,573,364
	Industrials	33.47%	7,161,725
	Information Technology	5.43%	1,161,532
	Materials	20.93%	4,479,570
	United States Treasury Bills	9.34%	1,998,474
	Limited Partnerships	5.15%	1,102,375
	Short-Term Investment	4.90%	1,048,310
	Call Options Purchased	1.18%	252,450
	Put Options Purchased	2.10%	448,238
	Securities Sold Short	-32.64%	(6,983,674)
	Call Options Written	-0.06%	(13,500)
	Put Options Written	-0.09%	(19,000)
	Other Assets Less Liabilities	19.46%	4,164,859
	Total	100.00%	$21,397,748

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short
(Unaudited)

As of November 30, 2016
		Shares	Value (Note 1)

SECURITIES SOLD SHORT - 32.64%

COMMON STOCKS - 32.64%

Consumer Discretionary - 3.15%
	Drew Industries, Inc.	1,500	$157,650
	Newell Brands, Inc.	4,000	188,040
*	Smith & Wesson Holding Corporation	7,000	163,310
*	Zagg, Inc.	25,000	165,000
			674,000
Consumer Staples - 3.67%
	Church & Dwight Co., Inc.	4,500	197,055
	Medifast, Inc.	5,000	195,400
	Pilgrims Pride Corporation	10,000	176,100
	WD-40 Co.	2,000	215,800
			784,355
Energy - 1.49%
	Atmos Energy Corporation	3,000	213,360
	CNX Coal Resources LP	5,602	106,158
			319,518
Health Care - 9.77%
*	Abiomed, Inc.	1,500	168,360
*	Amedisys, Inc.	1,000	39,490
*	Athenahealth, Inc.	1,750	165,550
*	Collegium Pharmaceutical, Inc.	5,000	82,800
	Dentsply Sirona, Inc.	2,800	162,904
*	DexCom, Inc.	2,500	163,225
*	Haemonetics Corp.	5,000	198,150
*	Intuitive Surgical, Inc.	325	209,216
*	Penumbra, Inc.	2,500	154,750
	Perkinelmer, Inc.	4,000	202,880
*	Prestige Brands Holdings, Inc.	4,000	190,280
	Quintiles Transnational Holdings, Inc.	2,198	168,872
	Teleflex, Inc.	1,250	184,913
			2,091,390
Industrials - 4.23%
	A.O. Smith Corp.	4,000	194,520
	DMC Global, Inc.	11,500	188,025
	Encore Wire Corp.	4,500	191,250
	Equifax, Inc.	1,500	171,675
	Rollins, Inc.	5,000	160,650
			906,120
Information Technology - 1.50%
*	Fleetcor Technologies, Inc.	1,000	149,340
	Symantec Corporation	7,000	170,730
			320,070
			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short - Continued
(Unaudited)

As of November 30, 2016
	Shares	Value (Note 1)

Materials - 4.17%
Ashland Global Holdings, Inc.	1,000	$112,700
* Coeur Mining, Inc.	15,000	144,750
Hecla Mining Company	25,000	131,000
Newmont Mining Corp.	6,000	194,640
Quaker Chemical Corp.	1,000	127,240
Scotts Miracle-Gro Company	2,000	182,540
		892,870
Real Estate - 2.84%
Eastgroup Properties, Inc.	3,000	204,930
Equinix, Inc.	600	203,256
Lamar Advertising Co.	3,000	198,870
		607,056
Telecommunication Services - 0.93%
* SBA Communications Corp.	2,000	197,920
		197,920
Utilities - 0.89%
Idacorp, Inc.	2,500	190,375
		190,375

Total Common Stocks (Proceeds $6,968,802)		6,983,674

Total Securities Sold Short (Proceeds $6,968,802)		$6,983,674

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of November 30, 2016
				Value (Note 1)

OPTIONS WRITTEN - 0.15%

CALL OPTIONS WRITTEN - 0.06%	Contracts (a)	Exercise Price	Expiration Date
* Arcbest Corp.	100	$100.00	12/16/2016	$13,500

Total Call Options Written (Premiums Received $12,987)				13,500

PUT OPTIONS WRITTEN - 0.09%
* Cloud Peak Energy, Inc.	300	5.00	2/17/2017	16,500
* Endo International PLC	100	14.00	12/16/2016	2,500

Total Put Options Written (Premiums Received $17,072)				19,000

Total Options Written (Premiums Received $30,059)				$32,500

(a)		Each contract is equivalent to 100 shares of the underlying common stock.

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2016

Assets:
Investments, at value (cost $24,107,186)	$24,249,063
Deposits with broker	4,405,603
Receivables:
Investments sold	3,424,256
Fund shares sold	361,662
Dividends and interest	19,385
From Advisor	8,650
Prepaid Expenses:
Security pricing fees	6,453
Fund accounting fees	2,704
Registration and filing fees	2,572
Compliance fees	881
Insurance fees	735

Total assets	32,481,964

Liabilities:
Securities sold short, at value (Proceeds $6,968,802)	6,983,674
Options written, at value (Premiums received $30,059)	32,500
Payables:
Investments purchased	3,972,820
Fund shares repurchased	49,536
Dividends on securities sold short	7,571
Accrued expenses:
Advisory fees	21,018
Professional fees	7,279
Interest expenses	5,231
Custody fees	1,722
Trustee fees and meeting expenses	1,595
Distribution and service fees - Advisor Class Shares (note 3)	888
Miscellaneous expenses	262
Administration fees	101
Shareholder fulfillment expenses	18

Total liabilities	11,084,215

Net Assets	$21,397,749

Net Assets Consist of:
Paid in interest	$22,042,298
Accumulated net investment loss	(206,193)
Accumulated net realized loss on investments, securites sold short, and options written	(562,920)
Net unrealized appreciation on investments, securities sold short, and options written	124,564

Total Net Assets	$21,397,749

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	570,409
Net Assets	$5,267,599
Net Asset Value, Redemption Price, and Maximum Offering Price Per Share	$9.23

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,797,944
Net Assets	$16,130,150
Net Asset Value, Redemption Price, and Maximum Offering Price Per Share	$8.97

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2016

Investment Income:
Dividends (net of withholding taxes of $2,035)	$50,381
Interest	2,794

Total Investment Income	53,175

Expenses:
Advisory fees (note 2)	123,908
Dividend expense	20,158
Fund accounting fees (note 2)	17,536
Registration and filing fees	14,751
Professional fees	13,839
Transfer agent fees (note 2)	13,500
Administration fees (note 2)	12,032
Interest expense	11,601
Custody fees (note 2)	8,752
Distribution and service fees - Advisor Class Shares (note 3)	6,801
Compliance fees (note 2)	5,766
Shareholder fulfillment expenses	4,866
Trustee fees and meeting expenses	4,262
Miscellaneous expenses (note 2)	2,106
Insurance fees	807
Security pricing fees	502

Total Expenses	261,187

Expenses reimbursed by the Advisor (note 2)	(33,534)
Fees waived by the Advisor (note 2)	(20,506)

Net Expenses	207,147

Net Investment Loss	(153,972)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investments	963,476
Net realized loss on securities sold short	(122,052)
Net realized loss on options written	(173,861)
Total net realized gain	667,563

Net change in unrealized appreciation on investments	919,152
Net change in unrealized depreciation on securities sold short	(9,405)
Net change in unrealized depreciation on options written	(4,411)
Total net change in unrealized appreciation	905,336

Net Realized and Unrealized Gain on Investments	1,572,899

Net Increase in Net Assets Resulting from Operations	$1,418,927

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Statements of Changes in Net Assets

	November 30,		May 31,
For the fiscal year or period ended	2016	(a)	2016

Operations:
Net investment loss	$(153,972)		$(77,546)
Net realized gain (loss) on investment transactions	667,563		(1,059,270)
Net change in unrealized appreciation (depreciation) on investments	905,336		(846,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,418,927		(1,983,398)

Distributions to Shareholders From:
Net realized capital gains
Advisor Class Shares	-		(27,091)
Institutional Class Shares	-		(14,658)

Decrease in Net Assets Resulting from Distributions	-		(41,749)

Beneficial Interest Transactions:
Shares sold	6,959,518		16,564,618
Reinvested dividends and distributions	-		39,336
Shares repurchased	(4,880,338)		(10,469,411)

Increase from Beneficial Interest Transactions	2,079,180		6,134,543

Net Increase in Net Assets	3,498,107		4,109,396

Net Assets:
Beginning of Period	17,899,642		13,790,246
End of Period	$21,397,749		$17,899,642

Accumulated Net Investment Loss	$(206,193)		$(52,222)

(a) Unaudited.

See Notes to Financial Statements			(Continued)

Goodwood SMID Long/Short Fund

Statements of Changes in Net Assets
	November 30,		May 31,
For the fiscal year or period ended	2016 (a)		2016

Share Information:
Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	319,262	$2,811,639	539,916	$4,720,701
Reinvested dividends and distributions	-	-	3,358	27,068
Redemption fees	-	-	-	-
Shares repurchased	(371,134)	(3,106,637)	(1,010,273)	(8,559,246)
Net Decrease in Shares of
Beneficial Interest	(51,872)	(294,998)	(466,999)	(3,811,477)

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	506,021	$4,147,879	1,443,529	$11,843,917
Reinvested dividends and distributions	-	-	1,575	12,268
Shares repurchased	(214,221)	(1,773,701)	(233,362)	(1,910,165)
Net Increase in Shares of Beneficial Interest	291,800	2,374,178	1,211,742	9,946,020

(a) Unaudited.

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2016	(g)	2016	2015		2014		2013	(e)

Net Asset Value, Beginning of Period	$8.61		$10.05	$10.07		$35.41		$28.69

Income (Loss) from Investment Operations
Net investment loss	(0.07)		(0.07)	(0.13)		(0.07)		(0.49)
Net realized and unrealized gain (loss) on
investments	0.69		(1.33)	0.25	(f)	4.79		7.31

Total from Investment Operations	0.62		(1.40)	0.12		4.72		6.82

Less Distributions:
From net investment income	-		-	-		(0.02)		-
From net realized gains	-		(0.04)	(0.14)		(30.04)		(0.10)

Total Distributions	-		(0.04)	(0.14)		(30.06)		(0.10)

Paid in interest
From redemption fees	-		-	0.00	(d)	0.00	(d)	0.00	(d)

Total paid in interest	-		-	-		0.00		0.00

Net Asset Value, End of Period	$9.23		$8.61	$10.05		$10.07		$35.41

Total Return (a)(b)	7.66%	(i)	(13.93)%	1.36%		14.11%		23.82%

Net Assets, End of Year (in thousands)	$5,268		$4,972	$10,497		$7,749		$7,424

Ratios of:
Interest and Dividend Expenses to Average
Net Assets	0.15%		0.12%	0.00%		0.00%		0.00%
Gross Expenses to Average Net Assets (c)	2.32%	(h)	2.06%	1.95%		2.12%		1.95%
Net Expenses to Average Net Assets
(excluding interest/dividends) (c)(f)	1.95%	(h)	1.94%	1.95%		1.95%		1.95%
Net Expenses to Average Net Assets (c)	2.10%	(h)	2.05%	1.95%		1.95%		1.95%
Net Investment Loss to Average Net Assets	(1.55)%	(h)	(0.79)%	(1.30)%		(1.47)%		(1.37)%

Portfolio turnover rate	293.11%	(i)	580.62%	335.07%		288.93%		60.68%

(a)	Total return does not reflect sales charge, if any.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Less than $0.01 per share.
(e)
The Fund had a 1:2.469 reverse stock split effective December 6, 2013.  Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. The net asset value reported at the original fiscal year end dates prior to the reverse stock split were as follows:

2013
$ 14.34
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(g)	Unaudited.
(h) Annualized.
(i) Not annualized.
See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during the	November 30,		May 31,
fiscal year or periods ended	2016	(h)	2016	2015	(f)

Net Asset Value, Beginning of Period	$8.33		$9.70	$10.00

Loss from Investment Operations
Net investment loss	(0.05)		(0.05)	(0.09)
Net realized and unrealized gain (loss) on
investments	0.69		(1.28)	(0.07)

Total from Investment Operations	0.64		(1.33)	(0.16)

Less Distributions:
From net investment income	-		-	-
From net realized gains	-		(0.04)	(0.14)

Total Distributions	-		(0.04)	(0.14)

Net Asset Value, End of Period	$8.97		$8.33	$9.70

Total Return (c)(d)	7.91%	(b)	(13.71)%	(1.43)%	(b)

Net Assets, End of Period (in thousands)	$16,130		$12,927	$3,293

Ratios of:
Interest and Dividend Expenses to Average Net Assets	0.15%		0.12%	0.00%
Gross Expenses to Average Net Assets (e)	2.65%	(a)	1.83%	1.70%	(a)
Net Expenses to Average Net Assets
(excluding interest/dividends) (e)(g)	1.70%	(a)	1.71%	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.85%	(a)	1.83%	1.70%	(a)
Net Investment Loss to Average Net Assets	(1.55)%	(a)	(0.55)%	(1.02)%	(a)

Portfolio turnover rate	293.11%	(b)	580.62%	335.07%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For the period from July 16, 2014 (Date of Initial Public Investment) through May 31, 2015.
(g)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(h) Unaudited.

See Notes to Financial Statements

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

1.     Organization and Significant Accounting Policies

The Goodwood SMID Long/Short Fund ("Fund"), formerly known as the Goodwood SMID Cap Discovery Fund, is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Goodwood Advisors, LLC ("Advisor") will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers, using risk adjusted metrics as a comparative baseline.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Advisor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Advisor Class Shares was January 4, 2010.  The Date of Initial Public Investment for the Institutional Class Shares was July 16, 2014.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the composite exchange listing for securities traded on multiple exchanges.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2016 for the Fund's assets measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$19,399,216	$19,399,216	$-	$-
United States Treasury Bills	1,998,474	-	1,998,474	-
Limited Partnerships	1,102,375	1,102,375	-	-
Short-Term Investment	1,048,310	1,048,310	-	-
Call Options Purchased	252,450	-	252,450	-
Put Options Purchased	448,238	-	448,238	-
Total Assets	$24,249,063	$21,549,901	$2,699,162	$-

Liabilities
Common Stocks*	$6,983,674	$6,983,674	$-	$-
Call Options Written	13,500	-	13,500	-
Put Options Written	19,000	-	19,000	-
Total Liabilities	$7,016,174	$6,983,674	$32,500	$-

* Please refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended November 30, 2016.  The Fund did not hold any Level 3 securities during the year.  It is the Fund's policy to recognize transfers at the end of the reporting period.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.  The total dividend expense on securities sold short for the six month period ended November 30, 2016 was $20,158.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

A summary of option contracts written by the Fund during the fiscal period ended November 30, 2016 were as follows:

	Call Options		Put Options
Option Contracts Written	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	100	$4,333	350	$42,179
Options written	32,421	1,874,196	20,576	1,384,013
Options closed	(15,596)	(792,852)	(7,588)	(423,995)
Options expired	(16,825)	(1,072,690)	(12,938)	(985,125)
Options Outstanding, End of Period	100	$12,987	400	$17,072

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Loss on Investments on the Statement of Operations.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

The derivative instruments outstanding as of November 30, 2016 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of November 30, 2016:

Derivative Type	Location	Value
Equity Contracts – purchased options	Assets-Investments, at value	$ 700,688
Equity Contracts – written options	Liabilities-Options written, at value	$ 32,500

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended November 30, 2016:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized loss from investments	$(69,009)
Equity Contracts – written options	Net realized loss from options written	$(173,861)

Equity Contracts – purchased options	Net change in unrealized depreciation on investments	$(301,375)
Equity Contracts – written options	Net change in unrealized depreciation on options written	$(4,411)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

2.     Transactions with Related Parties & Service Providers
Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.25% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, dividends on securities sold short, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.70% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until May 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  For the fiscal period ended November 30, 2016, $123,908 in advisory fees were incurred, of which $20,506 in advisory fees were waived by the Advisor and $33,534 of other expenses were reimbursed by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of November 30, 2016, the Administrator received $2,106 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $200 million	0.009%	$500/additional class
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $12,032 in administration fees, $8,752 in custody fees, and $17,536 in fund accounting fees for the fiscal period ended November 30, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $13,500 in transfer agent fees during the fiscal period ended November 30, 2016.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.     Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended November 30, 2016, $6,801 in fees were incurred by the Fund.

4.     Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fiscal Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2016	$52,945,882	$55,047,750
There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2016.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions on federal income tax returns for the open tax years of 2013 through the fiscal year ended 2016, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November, 2016, the Fund did not incur any interest or penalties.

Reclassifications to the capital accounts relate primarily to differing book/tax treatment of ordinary net investment losses.  There were no reclassifications made for the fiscal period ended November 30, 2016.

(Continued)

Goodwood SMID Long/Short Fund

Notes to Financial Statements
(Unaudited)

November 30, 2016

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year or Period Ended	Ordinary Income	Long-Term- Capital Gains
11/30/2016	$ -	$ -
05/31/2016	$ -	$ 41,749

At November 30, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$17,108,325

Unrealized Appreciation	$1,819,105
Unrealized Depreciation	(1,694,539)
Net Unrealized Appreciation	$124,564

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Goodwood SMID Long/Short Fund

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended November 30, 2016.

During the six month period ended November 30, 2016, the Fund paid no income or long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 through November 30, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Goodwood SMID Long/Short Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Advisor Class Shares	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,076.60	$10.14
	$1,000.00	$1,015.30	$9.84
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Institutional Class Shares	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,079.10	$8.86
	$1,000.00	$1,016.55	$9.85
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Goodwood SMID Long/Short Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Goodwood Advisors, LLC
116 South Franklin Street	450 Laurel Street
Post Office Drawer 4365	Suite 2105
Rocky Mount, North Carolina 27803	Baton Rouge, Lousiana 70801

Telephone:	Telephone:

800-773-3863	866-841-8060

World Wide Web @:	World Wide Web @:

ncfunds.com	goodwood-funds.com

Item 2.     CODE OF ETHICS.
     Not applicable.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

Item 6.     SCHEDULE OF INVESTMENTS.
     A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
      None.

Item 11.   CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short fund
Date: January 30, 2017

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Long/Short Fund
Date: January 30, 2017